Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 45,094	$ 56,996
Derivative liabilities	42,665	48,270
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	500	500	$ 900	$ 900
Derivative liabilities	$ 1,300	$ 1,200	$ 1,800	$ 1,900